Summary of Significant Accounting Policies - Summary of Expected Impact in Accordance With IFRS 9 (Detail) - RUB (₽) ₽ in Millions	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Interest-bearing loans and borrowings		₽ (17,360)	₽ (11,644)
Total liabilities		(563,260)	(578,053)	₽ (603,926)
Accumulated deficit		₽ (283,743)	₽ (294,444)
IFRS 9 [member]
Liabilities
Deferred tax liabilities	₽ (412)
Interest-bearing loans and borrowings	2,062
Total liabilities	1,650
Net impact on equity, including	(1,650)
Accumulated deficit	₽ (1,650)